SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

26. SEGMENT INFORMATION

        The reportable segments represent the Group's operating segments for which separate financial information is available and which is utilized on a regular basis by its chief operating decision maker ("CODM") to assess performance and to allocate resources. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments. The Group's CODM has been identified as the Chairman and Vice Chairman, who review the consolidated and segment results when making decisions about allocation of resources and assessing performance of the Group.

        Management has determined that the Group operates in four reportable segments: Company-owned Brokerage Services, Franchise Services, Mortgage Management Services and Primary and Commercial Services.

        The Mortgage Management Services business grew substantially in 2008 and accordingly had its revenue, costs and expenses reviewed separately by the CODM starting from 2008.

        Primary and Commercial Services grew substantially in 2010 and accordingly had its revenue, costs and expenses reviewed separately by the CODM starting from 2010.

        Management evaluates the operating results of each of its reportable segments based upon (1) revenue from external customers, (2) commissions and other agent-related costs, (3) operating costs, (4) selling, general and administrative expense, (5) income (loss) from operations and (6) net income (loss), each of which is presented in the Group's Consolidated Statements of Operations.

        As the asset information is not included in the reporting package reviewed by the CODM nor in any other public reports, the disclosure of the asset information by segment is not necessary.

        The following tables summarize the selected revenue and expenses information for each reportable segment for the years ended December 31, 2012, 2013 and 2014:

	Year ended December 31, 2012 (in RMB thousands)
	Company-Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	623,927	13,405	25,686	85,115	—	748,133
Commissions and other agent-related costs	(394,089)	(1,221)	(6,981)	(52,991)	—	(455,282)
Operating costs	(156,460)	(6,125)	(1,432)	(11,313)	—	(175,330)
Selling, general and administrative expenses	(85,970)	(7,993)	(10,873)	(12,049)	(60,590)	(177,475)
Goodwill impairment	—	—	—	(10,755)		(10,755)
Net fair value change	—	—	—	10,453	1,536	11,989
(Loss) income from operations	(12,592)	(1,934)	6,400	8,460	(59,054)	(58,720)
Net (loss) income	(6,405)	(1,930)	6,128	5,435	(53,312)	(50,084)

	Year ended December 31, 2013 (in RMB thousands)
	Company-Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	691,343	11,987	36,788	137,333	—	877,451
Commissions and other agent-related costs	(468,385)	(1,977)	(7,844)	(84,230)	—	(562,436)
Operating costs	(159,541)	(5,939)	(5,430)	(13,481)	(2)	(184,393)
Selling, general and administrative expenses	(124,079)	(9,014)	(13,237)	(19,076)	(68,659)	(234,065)
Goodwill impairment	—	—	—	(20,384)	—	(20,384)
Net fair value change	—	—	—	22,172	(103)	22,069
(Loss) income from operations	(60,662)	(4,943)	10,277	22,334	(68,764)	(101,758)
Net (loss) income	(53,914)	(4,924)	10,003	24,402	(61,510)	(85,943)

	Year ended December 31, 2014 (in RMB thousands)
	Company-Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	363,881	18,012	56,548	96,193	—	534,634
Commissions and other agent-related costs	(252,792)	(4,477)	(8,264)	(76,449)	—	(341,982)
Operating costs	(116,528)	(6,308)	(19,586)	(6,514)	(2)	(148,938)
Selling, general and administrative expenses	(83,777)	(11,195)	(14,558)	(14,073)	(48,515)	(172,118)
Goodwill impairment	—	—	—	—	—	—
Net fair value change	—	—	—	—	52	52
Loss from operations	(89,216)	(3,968)	14,140	(843)	(48,465)	(128,352)
Net (loss) income	(79,339)	(3,852)	19,047	(305)	(44,949)	(109,398)